Accrued Expenses and Other Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Accrued Expenses and Other Current Liabilities

Note 7. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	September 30,	December 31,
	2025	2024
Customer deposits	$2,507	$424
Accrued bonus	116	122
Taxes	6	-
Total accrued expenses and other current liabilities	$2,629	$546

Note 5. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2024	2023
Customer deposits	$424	$-
Accrued bonus	122	-
Total accrued expenses and other current liabilities	$546	$-